COMBINED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
ASSETS
Property, plant and equipment	$ 227.3	$ 243.0
Right-of-use assets	1,330.2	0.0	[1]
Intangible assets	283.9	301.6
Goodwill	324.7	315.0
Investments in associates	6.5	6.5		$ 3.1		$ 2.4
Deferred tax assets	79.9	83.9
Other non-current assets	33.9	27.4
Non-current assets	2,286.4	977.4
Inventories	185.2	190.7
Trade receivables	0.5	1.3
Other accounts receivable	54.0	46.8
Income tax receivables	2.7	0.8
Cash and cash equivalents	318.0	234.2		137.4		187.6
Current assets	560.4	473.8
Total assets	2,846.8	1,451.2
LIABILITIES AND SHAREHOLDERS' EQUITY
Equity attributable to equity holders of the parent	579.6	552.1
Non-controlling interests	79.2	84.8
Total equity	658.8	636.9		$ 572.4	[2]	$ 730.4
Borrowings	503.1	492.6
Lease obligations	1,098.1	0.0
Deferred tax liabilities	38.4	40.0
Post-employment benefit obligations	1.5	1.0
Other non-current liabilities	0.7	0.0
Non-current liabilities	1,641.8	533.6
Trade payables	124.6	105.5
Borrowings	45.9	51.4
Lease obligations	245.8	0.0
Income tax payables	1.4	2.3
Other liabilities	128.5	121.5
Current liabilities	546.2	280.7
Total liabilities	2,188.0	814.3
Total liabilities and shareholders' equity	$ 2,846.8	$ 1,451.2

[1]	Hudson adopted the new lease standard IFRS 16 as of January 1, 2019. The non-current and current lease obligations represent the present value of Hudson's remaining lease payments from concession and other lease agreements. At the same time, Hudson recognized a right-of-use asset, which as of January 1, 2019, equaled the lease obligations less accrued lease expense and which will be depreciated over the remaining lease term. For additional information please refer to notes 2, 14 and 24.
[2]	Although the restructuring of Hudson took place on February 1, 2018, the respective opening balances of the interim consolidated statement of changes in equity are presented as if these transactions took place before January 1, 2018.